Operating Lease Right-of-Use Asset and Operating Lease Liability (Details) - Schedule of Operating Lease Liability - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Liability [Abstract]
Office lease	$ 221,063	$ 229,433	$ 348,081
Equipment lease	1,050	5,676	2,063
Less: current portion	(61,245)	(59,765)	(67,052)
Long term portion	$ 160,868	$ 175,344	$ 283,092